COMMON SHARES (Details)	0 Months Ended		12 Months Ended
	Nov. 01, 2012 USD ($)	Nov. 13, 2008 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY
COMMON SHARES
Authorized amount to be repurchased (in dollars)	$ 5,000,000	$ 5,000,000
Shares repurchased			26,440
Repurchase price			329,357